Related party transactions - Secured convertible debenture (Details) - USD ($)	Nov. 03, 2021	Nov. 03, 2022	Mar. 14, 2022	Dec. 31, 2021	Nov. 30, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Face amount			$ 6,559,294
Secured convertible debenture
Disclosure of transactions between related parties [line items]
Payable to related parties, loan				$ 6,716,190
Interest rate		1.00%
Halo
Disclosure of transactions between related parties [line items]
Payable to related parties, loan				$ 6,716,190		$ 4,688,226
Interest rate				1.00%
Halo | Secured convertible debenture
Disclosure of transactions between related parties [line items]
Face amount	$ 6,559,294
Payable to related parties, loan				$ 10,423	$ 10,423
Loan term	6 months